Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015
Cash flows from operating activities:
Net loss	$ (1,524,525)	$ (971,941)	$ (4,564,159)	$ (608,184)	$ 657,460
Adjustments to reconcile net loss to net cash used in operating activities:
Allowance for doubtful accounts	(112,620)	0	1,395,152	60,242	0
Depreciation	195,881	200,697	281,722	266,773	414,623
Provision for warranty reserve			65,833	0	0
Impairment of advances to suppliers			1,404,565	0	0
Impairment of inventories			337,000	0	0
Gain on termination of capital lease			0	(128,379)	0
Rent contributed by shareholders as paid-in capital	3,000	3,000	6,000	6,000	6,000
Changes in operating assets and liabilities:
Accounts receivable	1,111,483	2,547,156	292,492	1,758,079	(4,736,375)
Inventories	(379,861)	(2,072,414)	1,188,831	503,892	6,315,793
Advances to suppliers	(200,208)	(1,524,233)	2,020,867	485,715	2,438,844
Costs in excess of billings	(83,434)	0	(2,206,250)	0	0
Other receivables	(8,247)	444,105	302,927	43,289	(337,078)
Due from related party	0	(80,859)	0	583,124	(581,671)
Other current assets	0	(344,492)	129,463	594,895	422,426
Deferred tax asset			0	0	113,932
Accounts payable and accrued liabilities	(1,137,806)	(1,217,262)	164,176	1,881,936	2,900,812
Advances from customers	607,097	0	(148,934)	(5,213,700)	(6,056,247)
Taxes payables	21,957	(4,918)
Advance billings on contracts	0	2,229,693
Other payables	(117,851)	0	274,561	115,154	607,729
Deferred tax liability	0	(74,767)	0	26,832	83,388
Net cash used in operating activities	(1,625,134)	(866,235)	944,246	375,668	2,249,636
Cash flows from investing activities:
Issuance of note receivable	(159,132)	0
Purchase of property and equipment	0	(18,436)	(1,989,195)	(91,814)	(63,234)
Loan made to related parties	0	(177,018)
Other assets			176,055	(154,325)	(32,319)
Net cash (used in) provided by investing activities	(159,132)	(195,454)	(1,813,140)	(246,139)	(95,553)
Cash flows from financing activities:
Advances from related parties	356,474	445,447	860,793	671,461	(2,022,822)
Proceeds from notes payable	465,197	0
Advances from director	11,025	0	86,936	(2,817)	(13,007)
Capital contribution from shareholders			0	250,000	0
Net cash provided by financing activities	832,696	445,447	947,729	918,644	(2,035,829)
Effect of exchange rate change on cash	365,574	(540,264)	(148,086)	(323,982)	(173,013)
Net change in cash and cash equivalents	(585,996)	(1,156,506)	(69,251)	724,191	(54,759)
Cash and cash equivalents - beginning of period	1,156,969	1,226,220	1,226,220	502,029	556,788
Cash and cash equivalents - end of period	570,973	69,714	1,156,969	1,226,220	502,029
Supplemental disclosure of cash flow information:
Interest paid	0	0	0	0	0
Income tax paid	19,268	0	46,405	140,171	426,616
Supplemental non-cash investing and financing information:
Cancellation of capital lease obligation recorded as capital contribution			242,880	0	0
Transfers from advances to suppliers to inventories	316,591	0
Transfers from deposits to property, plant, and equipment	2,033,664	0
Rent contributed by shareholders	$ 3,000	$ 3,000	$ 6,000	$ 6,000	$ 6,000